BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
BUSINESS ACQUISITIONS
Schedule of purchase price allocation between the fair value of identifiable assets and liabilities

	2016	2015

Assets acquired
Non-cash current assets	$5,387	$130
Property, plant and equipment	32,679	11,181
Intangible assets	15,574	5,074
Goodwill	87,068	19,612
Other assets	42	—

	140,750	35,997
Liabilities assumed
Non-cash current liabilities	(3,112)	(463)
Deferred income taxes	(7,496)	(367)
Other long-term liabilities	(5,643)	—

	(16,251)	(830)

Net assets acquired at fair value	$124,499	$35,167

Consideration
Cash, net of cash acquired	$118,946	$35,167
Balance payable	5,553	—

	$124,499	$35,167